GOODWILL	12 Months Ended
Dec. 31, 2011
GoodwillAbstract
GOODWILL

NOTE 7 - GOODWILL

The Company reported goodwill from its acquisition of Clover Leaf Bank in 2006 in the amount of $9,402,608 and its acquisition of Partners Bank in 2008 in the amount of $11,282,715, for a total of $20,685,323 in goodwill. In June 2009, we recorded an impairment charge of $9,300,000, reducing the amount of goodwill to $11,385,323. In accordance with ASC Topic 350, Intangibles- Goodwill and Other, goodwill and intangible assets with indefinite useful lives are no longer amortized; rather they are assessed, at least annually, for impairment. The Company tests goodwill for impairment on an annual basis as of September 30, or more often if events or circumstances indicate there may be impairment. Management has determined that the Company has only one reporting unit for purposes of evaluating goodwill.

As outlined in ASC Topic 350, the goodwill impairment analysis involves a two-step test. Step one includes two valuation methodologies; (i) the comparable transactions approach, and (ii) the control premium approach. The first valuation methodology, used to identify potential impairment, involves comparing the fair value of the reporting unit to its carrying value including goodwill. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered impaired. If the carrying value exceeds fair value, there is an indication of impairment, and the second valuation methodology is performed to measure the amount of impairment. The second valuation methodology involves calculating an implied fair value of goodwill for the reporting unit, in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first valuation methodology, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. If the carrying value of the reporting unit goodwill exceeds the implied fair value of the goodwill, an impairment charge is recorded against earnings for the excess.

Due to the current economic environment and other uncertainties, it is possible that our estimates and assumptions may adversely change in the future, and we may be required to record additional goodwill impairment losses in future periods. It is not possible at this time to determine if any such future impairment loss would result or, it if does, whether such charge would be material. However, any such future impairment loss would be limited to the remaining goodwill balance of $11,385,323 at December 31, 2011. Subsequent reversal of goodwill impairment losses is not permitted. At our annual impairment assessment date of September 30, 2011, our analysis indicated that no further impairment existed.